Long-term obligations - Early redemption schedule (Detail)	Dec. 31, 2012
8 5/8% Senior Notes, due 2018
Schedule Of Carrying Amount Of Senior Notes [Line Items]
Year one	104.313%
Year two	102.156%
Year three and thereafter	100.00%
7 7/8% Senior Notes, due 2019
Schedule Of Carrying Amount Of Senior Notes [Line Items]
Year one	103.938%
Year two	101.969%
Year three and thereafter	100.00%
11% Senior Subordinated Notes, due 2016
Schedule Of Carrying Amount Of Senior Notes [Line Items]
Year one	103.667%
Year two	101.833%
Year three and thereafter	100.00%